Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill by segment
Goodwill, Beginning balance	$ 1,194	$ 1,138
Acquisitions	29	68
Disposals		(13)
Foreign exchange and other	(27)	1
Goodwill, Ending balance	1,196	1,194
North America [Member]
Goodwill by segment
Goodwill, Beginning balance	651	639
Acquisitions	2
Disposals		(8)
Foreign exchange and other	(9)	20
Goodwill, Ending balance	644	651
Europe and Other [Member]
Goodwill by segment
Goodwill, Beginning balance	402	421
Acquisitions	2	1
Foreign exchange and other	(12)	(20)
Goodwill, Ending balance	392	402
Rest of World and Other [Member]
Goodwill by segment
Goodwill, Beginning balance	141	78
Acquisitions	25	67
Disposals		(5)
Foreign exchange and other	(6)	1
Goodwill, Ending balance	$ 160	$ 141